TAXES PAYABLE	6 Months Ended
Apr. 30, 2023
TAXES PAYABLE
TAXES PAYABLE

NOTE 6 – TAXES PAYABLE

At April 30, 2023 and October 31, 2022, taxes payable consisted of the following:

	April 30, 2023	October 31, 2022
Income taxes payable	$515,494	$465,291
VAT payable	—	458
Other	1,541	1,129
	$517,035	$466,878